DEFERRED REVENUE - Narrative (Details) $ in Thousands								12 Months Ended
	Dec. 24, 2025 USD ($) oz $ / oz	Sep. 25, 2025 USD ($)	Dec. 20, 2024 USD ($) oz $ / oz	Dec. 19, 2024 USD ($) payment	Dec. 05, 2024 USD ($) oz	Aug. 14, 2024 USD ($)	Aug. 07, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / oz	Dec. 31, 2024 USD ($)	Oct. 01, 2026 oz	Oct. 10, 2019 oz $ / oz
Disclosure of contingent liabilities [line items]
Upfront cash payment								$ 181,250	$ 170,950
Total advances	$ 25,000	$ 50,000	$ 25,000	$ 75,000
Ounces of gold per month | oz	5,713
Financing component, percentage		9.80%		11.00%
Accrued interest								$ 9,700
Ounces of gold | oz			9,613
Price per ounce of gold | $ / oz	4,376		2,601
Forecast | December 2024 Sale Agreement
Disclosure of contingent liabilities [line items]
Ounces of gold per month | oz										2,802
Forecast | September 2025 Sale Agreement
Disclosure of contingent liabilities [line items]
Ounces of gold per month | oz										1,233
Sandstorm Gold Ltd
Disclosure of contingent liabilities [line items]
Gold, fixed price (dollars per ounce) | $ / oz								400			400
Upfront cash payment								$ 8,600
Financing component								24.99%
Accrued interest								$ 3,000
Cash consideration received								2,300
Sandstorm Gold Ltd | Bonikro Gold Mines SA | Gold Delivery Obligation Scenario One
Disclosure of contingent liabilities [line items]
Delivery obligation, percentage of production											6.00%
Gold production, weight | oz											650,000
Delivery obligation, gold production, weight | oz											39,000
Sandstorm Gold Ltd | Bonikro Gold Mines SA | Gold Delivery Obligation Scenario Two
Disclosure of contingent liabilities [line items]
Delivery obligation, percentage of production											3.50%
Sandstorm Gold Ltd | Bonikro Gold Mines SA | Gold Delivery Obligation Scenario Two | Minimum
Disclosure of contingent liabilities [line items]
Gold production, weight | oz											650,000
Delivery obligation, gold production, weight | oz											22,750
Sandstorm Gold Ltd | Bonikro Gold Mines SA | Gold Delivery Obligation Scenario Two | Maximum
Disclosure of contingent liabilities [line items]
Gold production, weight | oz											1,300,000
Delivery obligation, gold production, weight | oz											61,750
Sandstorm Gold Ltd | Bonikro Gold Mines SA | Gold Delivery Obligation Scenario Three
Disclosure of contingent liabilities [line items]
Delivery obligation, percentage of production											2.00%
Triple Flag International Ltd.
Disclosure of contingent liabilities [line items]
Upfront cash payment						$ 53,000		$ 13,800
Delivery obligation, ongoing payment, percentage of spot gold price							10.00%
Transaction costs							$ 1,900
Financing component								9.98%
Accrued interest								$ 4,300
Cash consideration received								$ 2,200
Triple Flag International Ltd. | Agbaou and Bonikro Mines | Gold Delivery Obligation Scenario One
Disclosure of contingent liabilities [line items]
Delivery obligation, percentage of production							3.00%
Triple Flag International Ltd. | Agbaou and Bonikro Mines | Gold Delivery Obligation Scenario Two
Disclosure of contingent liabilities [line items]
Delivery obligation, percentage of production							2.00%
Wheaton Precious Metals International Ltd.
Disclosure of contingent liabilities [line items]
Financing component								12.02%
Accrued interest								$ 9,600
Wheaton Precious Metals International Ltd. | Kurmuk Gold Mine PLC
Disclosure of contingent liabilities [line items]
Upfront cash payment				$ 43,800
Delivery obligation, ongoing payment, percentage of spot gold price					15.00%
Expected upfront cash payment					$ 175,000
Number of planned payments | payment				4
Wheaton Precious Metals International Ltd. | Kurmuk Gold Mine PLC | Gold Delivery Obligation Scenario One
Disclosure of contingent liabilities [line items]
Delivery obligation, percentage of production					6.70%
Gold production, weight | oz					220,000
Wheaton Precious Metals International Ltd. | Kurmuk Gold Mine PLC | Gold Delivery Obligation Scenario Two
Disclosure of contingent liabilities [line items]
Delivery obligation, percentage of production					4.80%
Gold production, weight | oz					255,000